OPERATING SEGMENTS - Narrative (Details) - Puna Operations Inc. $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) $ / ounce
Disclosure of operating segments [line items]
Carrying value | $	$ 141.9
Silver
Disclosure of operating segments [line items]
Discounted cash flow, price per ounce (usd per oz) | $ / ounce	17.81
Discount rate applied to cash flow projections	9.30%
Sensitivity of changing the silver price	15.00%